Share Capital, Warrants and Other Capital - Schedule of Fair Value of Warrants Assumptions (Details)	3 Months Ended
	Mar. 31, 2021 $ / shares shares
February 2021 Placement agent Warrants - Public Offering [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	1,435,682
Market value per share price	$ 1.48
Weighted average exercise price	$ 1.8125
Risk-free annual interest rate	0.5873%	[1]
Expected volatility	119.18%	[2]
Expected life (years)	4 years 11 months 26 days	[3]
Expected dividend yield	0.00%	[4]
February 2021 Placement agent Warrants - Underwriter Option [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	215,352
Market value per share price	$ 1.48
Weighted average exercise price	$ 1.8125
Risk-free annual interest rate	0.5854%	[1]
Expected volatility	119.57%	[2]
Expected life (years)	4 years 11 months 23 days	[3]
Expected dividend yield	0.00%	[4]

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[2]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants.
[3]	Based upon time to expiry from the reporting period date.
[4]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.